Related Party and Party in Interest Transactions (Details) - EBP 001	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total participant‑directed investments at fair value	$ 67,286,941	$ 60,332,973
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Stock split	0.10
Investment (in shares) | shares	951,600
Total participant‑directed investments at fair value	$ 3,130,576
Percentage of common stock	2.80%	3.70%